Document And Entity Information	12 Months Ended
Oct. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Nordion Inc.
Document Type	40-F
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding	61,909,301
Amendment Flag	false
Entity Central Index Key	0001057698
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY